Note 14 - Subsequent Events (Details Textual) - Mullen [Member] - USD ($)	May 12, 2021	Aug. 11, 2020
Receivable with Imputed Interest, Face Amount		$ 500,000
Subsequent Event [Member]
Merger Agreement, Required Aggregate Cash and Cash Equivalents Less Payable and Debt	$ 10,000,000